Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

	December 31,
	2020	2019
Patents	$591	$547
FCC licenses	480	447

	1,071	994
Less: Accumulated amortization	(320)	(239)

	$751	$755

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2020, the annual amortization of intangible assets for the next five years is as follows:

Years ending December 31,
2021	$91
2022	73
2023	51
2024	45
2025	41
2026 and thereafter	166

467
Capitalized patent costs, unissued	284

$751